SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2020
SHAREHOLDERS' EQUITY
Schedule of share capital

	Ordinary
	Quantity	(%)
Shareholder
Controlling Shareholders
Suzano Holding S.A.	367,612,329	27.01
Controller	194,809,797	14.31
Managements	35,564,742	2.61
Alden Fundo de Investimento em Ações	26,154,741	1.92
	624,141,609	45.85
Treasury	12,042,004	0.88
BNDESPAR	150,217,425	11.04
Votorantim S.A.	75,180,059	5.52
Other shareholders	499,682,487	36.71
	1,361,263,584	100.00